Financial Risk Management - Schedule of Exposure to Foreign Currency Risk at the end of Reporting Period (Details)	Jun. 30, 2022 AUD ($)	Jun. 30, 2022 CAD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 AUD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)
Disclosure Of Financial Instruments [Abstract]
Cash at bank	$ 207,083,935		$ 128,936,395	$ 136,663,976		$ 69,950,408
Trade receivables	3,019,580		2,587,528	1,533,963		1,305,421
Trade payables	3,847,509		$ 804,376	1,823,898		$ 460,536
Borrowings	53,626,542	$ 13,376		6,263,625	$ 1,919
Lease liabilities	$ 7,755,532			$ 7,531,188